Debt - Schedule of Non-Recourse Debt Obligations of Consolidated Special Purpose Entity Subsidiaries (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Various Debt, Prepayable Twenty-Four Months Prior to Maturity
Debt Instrument [Line Items]
Debt prepayment period without penalty		24 months	24 months
Various Debt, Prepayable Thirty-Six Months Prior to Maturity
Debt Instrument [Line Items]
Debt prepayment period without penalty		36 months	36 months
Various Debt, Prepayable Three Months Prior to Maturity
Debt Instrument [Line Items]
Debt prepayment period without penalty		3 months	3 months
Various Debt, Prepayable Four Months Prior to Maturity
Debt Instrument [Line Items]
Debt prepayment period without penalty		4 months	4 months
Consolidated Special Purpose Entities | Series 2015-1, Class A-2 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		$ 270,000
Consolidated Special Purpose Entities | Series 2016-1, Class A-1 (2016) Due Oct 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		200,000
Consolidated Special Purpose Entities | Series 2019-1, Class A-1 Due Nov 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		82,000
Consolidated Special Purpose Entities | Series 2019-1, Class A-3 Due Nov 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		46,000
Consolidated Special Purpose Entities | Series 2016-1, Class A-2 (2017) Due April 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		135,000
Consolidated Special Purpose Entities | Series 2018-1 Class A-2 Due October 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		228,000
Consolidated Special Purpose Entities | Series 2018-1 Class A-4 Due October 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		164,000
Consolidated Special Purpose Entities | Series 2023-1 Class A-1 Due May 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		346,000
Consolidated Special Purpose Entities | Series 2023-1 Class A-2 Due May 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		182,000
Consolidated Special Purpose Entities | Series 2021-1, Class A-1 Notes Due June 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		168,500
Consolidated Special Purpose Entities | Series 2021-1, Class A-3 Notes Due June 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		89,000
Consolidated Special Purpose Entities | Series 2024-1, Class A-1Notes Due Apr. 2029 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		74,400
Consolidated Special Purpose Entities | Series 2024-1, Class A-3 Notes Due Apr. 2029 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		25,600
Consolidated Special Purpose Entities | Series 2025-1, Class A-1 Notes Due Sep. 2030 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		107,200
Consolidated Special Purpose Entities | Series 2025-1, Class A-4 Notes Due Sep. 2030 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		17,800
Consolidated Special Purpose Entities | Series 2024-1, Class A-2 Notes Due Apr. 2031 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		260,600
Consolidated Special Purpose Entities | Series 2024-1, Class A-4 Notes Due Apr. 2031 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		89,400
Consolidated Special Purpose Entities | Series 2025-1, Class A-2 Notes Due Sep. 2032 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		268,000
Consolidated Special Purpose Entities | Series 2025-1, Class A-5 Notes Due Sep. 2032 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		44,500
Consolidated Special Purpose Entities | Series 2021-1, Class A-2 Notes Due June 2033 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		168,500
Consolidated Special Purpose Entities | Series 2021.1, Class A.4 Notes Due June 2033 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		89,000
Consolidated Special Purpose Entities | Series 2019-1, Class A-2 Due Nov 2034 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		244,000
Consolidated Special Purpose Entities | Series 2019-1, Class A-4 Due Nov 2034 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		136,000
Consolidated Special Purpose Entities | Series 2025-1, Class A-3 Notes Due Sep. 2035 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		160,800
Consolidated Special Purpose Entities | Series 2025-1, Class A-6 Notes Due Sep. 2035 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount		26,700
Consolidated Special Purpose Entities | $65,000 note issued June 2016 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Principal amount		65,000
Consolidated Special Purpose Entities | $41,690 note issued March 2019 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Principal amount		41,690
Consolidated Special Purpose Entities | $6,350 notes issued March 2019 (assumed in December 2020)
Debt Instrument [Line Items]
Principal amount		$ 6,350
Consolidated Special Purpose Entities | Notes issued March 2025 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Proceeds from issuance mortage notes	$ 350,000